Public Offering	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
Public Offering [Line Items]
Public Offering
NOTE 4. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 15,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one warrant (“Public Warrant”).